LEASES - Maturities of lease liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
Operating Leases, Maturity
2023	₽ 12,729	$ 181.0
2024	8,479	120.5
2025	4,273	60.7
2026	3,278	46.6
2027	1,621	23.0
Thereafter	2,592	36.9
Total lease payments	32,972	468.7
Less imputed interest	(4,400)	(62.4)
Total operating lease liabilities	28,572	406.3	₽ 35,167
Finance Leases
2023	4,754	67.6
2024	4,503	64.0
2025	6,643	94.4
2026	6,228	88.5
2027	1,809	25.7
Thereafter	10,009	142.4
Total lease payments	33,946	482.6
Less imputed interest	(9,973)	(141.8)
Total finance lease liabilities	₽ 23,973	$ 340.8